Total
Old Westbury Short-Term Bond Fund
Old Westbury Short-Term Bond Fund
Investment Goal
The Fund’s primary investment objective is income.
Capital appreciation is a secondary objective.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Old Westbury Short-Term Bond Fund Old Westbury Short-Term Bond Fund
Management Fees	0.32%
Other Expenses	0.29%	[1]
Total Annual Fund Operating Expenses	0.61%
Less Fee Waiver	(0.24%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	0.37%	[2]
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year. “Other Expenses” include “acquired fund fees and expenses,” which are expected to be less than 0.01% of the average net assets of the fund.
[2]	The Adviser has contractually committed through October 31, 2026 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 0.37%. This commitment may not be changed or terminated at any time before October 31, 2026 without the approval of the Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years
Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund | USD ($)	38	119

Portfolio Turnover

The Fund pays transaction costs, such as commission, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, no portfolio turnover figures are available.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of short- and intermediate-term investment-grade bonds and notes. The Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in investment-grade fixed income securities including sovereign, corporate, asset-backed, money market securities, bank obligations, foreign securities (including securities of issuers in emerging markets and non-U.S. dollar-denominated securities), and U.S. Government securities. The Fund only invests in investment-grade debt obligations, rated at the time of purchase by at least one major rating agency or, if unrated, determined by the Adviser to be of comparable quality. After purchase, a debt obligation may cease to be rated or may have its rating downgraded below investment grade. In such cases, the Adviser will consider whether to continue to hold the debt obligation. The Fund may hold debt obligations of any credit rating or no rating. The dollar-weighted average portfolio effective maturity of the Fund is expected to be more than one year but less than three years during normal market conditions. The Fund may invest in debt obligations of all maturities.

The Fund may also engage in futures, forwards and options transactions, both to increase return and/or to hedge, or protect, its exposure to, for example, interest rate movements, movements in the commodities or securities markets and currency value fluctuations. In addition, the Fund may invest in exchange-traded funds (“ETFs”), municipal securities, and inflation-protected securities such as Treasury Inflation Protected Securities (“TIPS”) and similar bonds issued by governments outside of the United States.

Principal Risks
Performance Information
The Fund will commence operations on or about February 1, 2024, and therefore does not have a performance history.